Overlay Shares Core Bond ETF
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.3%
Exchange Traded Funds - 99.3%
iShares Core U.S. Aggregate Bond ETF (a)(b)	768,719	$90,439,790
TOTAL EXCHANGE TRADED FUNDS (Cost $87,137,054)		90,439,790

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 0.09% (c)	237,968	237,968
TOTAL MONEY MARKET FUNDS (Cost $237,968)		237,968

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,815 (f)	75	14,250	$22,832,325
Expiration: June 2020, Exercise Price: $2,820 (f)	75	5,063	22,832,325
TOTAL PURCHASED OPTIONS (Cost $66,008)		19,313

Total Investments (Cost $87,441,030) - 99.6%		90,697,071
Other assets and liabilities, net - 0.4%		334,800
TOTAL NET ASSETS - 100.0%		$91,031,871

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the   financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $33,382,482.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of underlying security.
(e) Less than 0.05%
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Core Bond ETF
Schedule of Written Options
May 31, 2020 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,905	75	$41,250	$22,832,325
Expiration: June 2020, Exercise Price: $2,910	75	19,313	22,832,325
TOTAL WRITTEN OPTIONS (Premiums Received $167,981)		$60,563

Percentages are stated as a percent of net assets.

(a) Each contract is equivalent to 100 shares of underlying security.